Equity (Details) - $ / shares	Jun. 30, 2022	Mar. 30, 2022	Dec. 31, 2021	Dec. 23, 2021	Dec. 31, 2020
Equity (Details) [Line Items]
Preferred stock, shares authorized	5,000,000		5,000,000		5,000,000
Preferred stock, par value (in Dollars per share)	$ 0.001		$ 0.001		$ 0.001
Preferred stock outstanding	0		0		0
Preferred stock issued	0		0		0
Common stock, shares authorized	200,000,000		70,000,000		70,000,000
Common stock, par value (in Dollars per share)	$ 0.001		$ 0.001		$ 0.001
Common stock, shares issued	65,309,169		65,309,169		19,285,714
Preferred Stock [Member]
Equity (Details) [Line Items]
Preferred stock, shares authorized	5,000,000		5,000,000
Preferred stock, par value (in Dollars per share)	$ 0.001		$ 0.001
Preferred stock outstanding
Preferred stock issued
Common Stock [Member]
Equity (Details) [Line Items]
Common stock, shares authorized	70,000,000		70,000,000
Common stock, par value (in Dollars per share)	$ 0.001		$ 0.001
Minimum [Member]
Equity (Details) [Line Items]
Increase authorized capital		70,000,000
Maximum [Member]
Equity (Details) [Line Items]
Increase authorized capital		200,000,000
Common Stock Issued for Reverse Merger [Member]
Equity (Details) [Line Items]
Common stock, shares issued				19,285,714